Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
February 28, 2025
FEGK6-NPRT1-0425
1.9883993.107
Common Stocks - 98.7%
	Shares	Value ($)
BRAZIL - 1.0%
Financials - 1.0%
Banks - 1.0%
NU Holdings Ltd/Cayman Islands Class A (a)	617,300	6,635,975
CANADA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	13,300	612,623
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)(b)	32,500	1,608,100
ISRAEL - 1.2%
Information Technology - 1.2%
IT Services - 0.7%
Wix.com Ltd (a)	24,800	4,977,112
Software - 0.5%
Cellebrite DI Ltd (a)	183,100	3,398,336
TOTAL ISRAEL		8,375,448
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	255,700	6,060,090
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	81,173	2,389,733
UNITED STATES - 95.0%
Communication Services - 4.2%
Entertainment - 2.3%
Live Nation Entertainment Inc (a)	33,900	4,859,904
ROBLOX Corp Class A (a)	171,100	10,888,804
		15,748,708
Interactive Media & Services - 0.9%
Pinterest Inc Class A (a)	160,300	5,927,894
Media - 1.0%
Trade Desk Inc (The) Class A (a)	102,000	7,172,640
TOTAL COMMUNICATION SERVICES		28,849,242

Consumer Discretionary - 12.9%
Distributors - 0.2%
Pool Corp	4,823	1,673,581
Diversified Consumer Services - 0.8%
Duolingo Inc Class A (a)	16,900	5,273,983
Hotels, Restaurants & Leisure - 7.0%
Brinker International Inc (a)	10,100	1,664,783
Cava Group Inc (a)	29,400	2,793,882
Domino's Pizza Inc	8,100	3,966,651
DraftKings Inc Class A (a)	99,600	4,368,456
Dutch Bros Inc Class A (a)	92,900	7,353,964
First Watch Restaurant Group Inc (a)	149,032	3,177,362
Hilton Worldwide Holdings Inc	35,400	9,379,585
Light & Wonder Inc Class A (a)	24,900	2,775,852
Royal Caribbean Cruises Ltd	13,900	3,420,790
Texas Roadhouse Inc	29,900	5,504,291
Wingstop Inc	7,900	1,854,762
Wyndham Hotels & Resorts Inc	13,500	1,462,455
		47,722,833
Household Durables - 2.2%
NVR Inc (a)	440	3,188,055
SharkNinja Inc (a)	31,000	3,257,790
Somnigroup International Inc	99,000	6,324,120
TopBuild Corp (a)	8,900	2,726,871
		15,496,836
Specialty Retail - 2.1%
Boot Barn Holdings Inc (a)	31,900	3,905,517
Carvana Co Class A (a)	16,400	3,822,840
Murphy USA Inc	8,800	4,129,312
Tractor Supply Co	51,300	2,839,455
		14,697,124
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp (a)	14,034	1,955,778
VF Corp	90,000	2,243,700
		4,199,478
TOTAL CONSUMER DISCRETIONARY		89,063,835

Consumer Staples - 2.5%
Beverages - 0.1%
Celsius Holdings Inc (a)(b)	31,700	814,373
Consumer Staples Distribution & Retail - 2.4%
Casey's General Stores Inc	19,100	7,911,411
Performance Food Group Co (a)	57,100	4,861,494
US Foods Holding Corp (a)	49,500	3,548,160
		16,321,065
TOTAL CONSUMER STAPLES		17,135,438

Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy Inc	25,900	5,919,704
Hess Corp	30,600	4,557,564
Permian Resources Corp Class A	64,300	905,987
Targa Resources Corp	40,100	8,088,972
Texas Pacific Land Corp	1,300	1,856,335
		21,328,562
Financials - 14.1%
Capital Markets - 9.5%
Ameriprise Financial Inc	23,600	12,680,280
Ares Management Corp Class A	56,500	9,658,110
Blue Owl Capital Inc Class A	377,000	8,116,810
Coinbase Global Inc Class A (a)	39,700	8,560,114
Jefferies Financial Group Inc	45,400	3,005,480
LPL Financial Holdings Inc	13,500	5,018,490
MSCI Inc	13,000	7,676,630
Robinhood Markets Inc Class A (a)	152,700	7,650,270
Tradeweb Markets Inc Class A	25,200	3,411,324
		65,777,508
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	61,000	3,913,150
Apollo Global Management Inc	34,400	5,134,888
Block Inc Class A (a)	53,300	3,480,490
Toast Inc Class A (a)	103,600	3,998,960
		16,527,488
Insurance - 2.2%
Arthur J Gallagher & Co	15,900	5,370,066
Brown & Brown Inc	44,600	5,286,884
Kinsale Capital Group Inc	11,200	4,836,720
		15,493,670
TOTAL FINANCIALS		97,798,666

Health Care - 8.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	30,000	7,402,500
Natera Inc (a)	10,500	1,633,695
Neurocrine Biosciences Inc (a)(b)	8,500	1,009,120
Sarepta Therapeutics Inc (a)	9,600	1,024,800
Viking Therapeutics Inc (a)	9,500	274,265
		11,344,380
Health Care Equipment & Supplies - 1.8%
Dexcom Inc (a)	51,699	4,568,641
Insulet Corp (a)	18,300	4,982,541
Penumbra Inc (a)	600	171,264
TransMedics Group Inc (a)	32,000	2,442,240
		12,164,686
Health Care Providers & Services - 2.3%
Cardinal Health Inc	49,406	6,397,089
Cencora Inc	35,500	9,000,670
		15,397,759
Health Care Technology - 1.8%
Doximity Inc Class A (a)	131,100	9,242,550
Veeva Systems Inc Class A (a)	15,600	3,496,584
		12,739,134
Life Sciences Tools & Services - 0.2%
West Pharmaceutical Services Inc	7,200	1,672,848
Pharmaceuticals - 0.3%
Intra-Cellular Therapies Inc (a)	17,700	2,269,140
TOTAL HEALTH CARE		55,587,947

Industrials - 22.6%
Aerospace & Defense - 7.6%
Axon Enterprise Inc (a)	43,200	22,829,040
HEICO Corp Class A	39,900	8,505,084
Howmet Aerospace Inc	91,800	12,539,880
Karman Holdings Inc	1,500	47,310
Loar Holdings Inc	300	21,801
TransDigm Group Inc	5,900	8,066,480
		52,009,595
Building Products - 2.8%
AAON Inc	40,400	3,102,720
AZEK Co Inc/The Class A (a)	88,800	4,160,280
Builders FirstSource Inc (a)	18,900	2,626,911
Lennox International Inc	9,600	5,770,080
Trane Technologies PLC	11,232	3,972,758
		19,632,749
Commercial Services & Supplies - 1.7%
Cintas Corp	36,600	7,594,500
GEO Group Inc/The (a)	99,400	2,719,584
Veralto Corp	17,500	1,745,800
		12,059,884
Construction & Engineering - 2.1%
Comfort Systems USA Inc	13,900	5,050,287
Construction Partners Inc Class A (a)	48,800	3,540,928
EMCOR Group Inc	8,400	3,434,844
Fluor Corp (a)	70,700	2,688,721
		14,714,780
Electrical Equipment - 1.3%
GE Vernova Inc	2,400	804,432
nVent Electric PLC	55,400	3,342,836
Vertiv Holdings Co Class A	49,900	4,748,983
		8,896,251
Ground Transportation - 2.3%
Old Dominion Freight Line Inc	49,400	8,719,100
XPO Inc (a)	57,000	7,008,720
		15,727,820
Machinery - 0.4%
Westinghouse Air Brake Technologies Corp	16,400	3,039,904
Passenger Airlines - 0.4%
Alaska Air Group Inc (a)	42,800	3,093,584
Professional Services - 0.4%
Dayforce Inc (a)	45,300	2,808,147
Trading Companies & Distributors - 3.6%
Core & Main Inc Class A (a)	90,700	4,626,607
United Rentals Inc	9,700	6,230,504
WW Grainger Inc	13,300	13,582,093
		24,439,204
TOTAL INDUSTRIALS		156,421,918

Information Technology - 23.9%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	41,078	2,735,795
Coherent Corp (a)	81,300	6,112,947
OSI Systems Inc (a)	11,000	2,268,310
Vontier Corp	113,800	4,250,430
		15,367,482
IT Services - 4.0%
Cloudflare Inc Class A (a)	69,400	10,083,820
Gartner Inc (a)	19,000	9,468,080
GoDaddy Inc Class A (a)	42,800	7,682,600
		27,234,500
Semiconductors & Semiconductor Equipment - 1.2%
Entegris Inc	15,100	1,528,422
Monolithic Power Systems Inc	8,100	4,949,181
Onto Innovation Inc (a)	14,600	2,126,636
		8,604,239
Software - 15.7%
Appfolio Inc Class A (a)	10,000	2,145,000
AppLovin Corp Class A (a)	67,500	21,987,450
Cadence Design Systems Inc (a)	8,300	2,079,150
Datadog Inc Class A (a)	74,900	8,729,595
Fair Isaac Corp (a)	6,500	12,261,275
Guidewire Software Inc (a)	7,700	1,550,164
HubSpot Inc (a)	12,600	9,122,274
Manhattan Associates Inc (a)	5,200	919,776
MicroStrategy Inc Class A (a)(b)	2,400	613,032
Monday.com Ltd (a)	6,500	1,929,005
Onestream Inc Class A (b)	400	9,320
Palantir Technologies Inc Class A (a)	473,900	40,243,588
Synopsys Inc (a)	4,600	2,103,488
Tyler Technologies Inc (a)	7,100	4,319,853
		108,012,970
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc Class A (a)	15,200	797,544
Super Micro Computer Inc (a)(b)	110,600	4,585,476
		5,383,020
TOTAL INFORMATION TECHNOLOGY		164,602,211

Materials - 1.9%
Construction Materials - 1.7%
CRH PLC	41,613	4,266,165
Vulcan Materials Co	29,200	7,221,452
		11,487,617
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	18,400	1,833,928
TOTAL MATERIALS		13,321,545

Real Estate - 0.8%
Specialized REITs - 0.8%
Iron Mountain Inc	57,616	5,368,082
Utilities - 1.0%
Electric Utilities - 0.3%
NRG Energy Inc	22,300	2,357,333
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	35,200	4,704,832
TOTAL UTILITIES		7,062,165

TOTAL UNITED STATES		656,539,611
TOTAL COMMON STOCKS (Cost $593,979,600)		682,221,580

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	9,002,249	9,004,049
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	2,849,740	2,850,025
TOTAL MONEY MARKET FUNDS (Cost $11,854,074)			11,854,074

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $605,833,674)	694,075,654
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,536,882)
NET ASSETS - 100.0%	691,538,772

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,078,093	190,543,539	183,617,583	161,958	-	-	9,004,049	9,002,249	0.0%
Fidelity Securities Lending Cash Central Fund	3,694,450	26,119,347	26,963,772	1,286	-	-	2,850,025	2,849,740	0.0%
Total	5,772,543	216,662,886	210,581,355	163,244	-	-	11,854,074	11,851,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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